Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands, except Share data	Total	Series A Convertible Preferred Stock	Series B Convertible Preferred Stock	Series E Convertible Preferred Stock	Series F Convertible Preferred Stock	Convertible Preferred Stock	Convertible Preferred Stock Series A Convertible Preferred Stock	Convertible Preferred Stock Series B Convertible Preferred Stock	Convertible Preferred Stock Series E Convertible Preferred Stock	Convertible Preferred Stock Series F Convertible Preferred Stock	Common Stock	Additional Paid-in Capital	Additional Paid-in Capital Series A Convertible Preferred Stock	Additional Paid-in Capital Series B Convertible Preferred Stock	Treasury Stock	Accumulated Deficit
Beginning Balances at Mar. 31, 2012	$ 36,337					$ 84,806					$ 91	$ 4,839				$ (53,399)
Beginning Balances (in shares) at Mar. 31, 2012						225,661,228					36,444,948
Exercise of warrants to purchase common stock (in shares)											86,752
Exercise of warrants to purchase common stock	34										10	24
Exercise of warrants to purchase convertible preferred stock (in Shares)							2,272,292	1,431,912
Exercise of warrants to purchase convertible preferred stock		606	165				606	267						(102)
Stock-based compensation and warrant expense	1,110											1,110
Issuance of convertible preferred stock for cash (net of issuance costs) (in shares)									10,000,000
Issuance of convertible preferred stock for cash (net of issuance costs)				17,344					17,344
Issuance of common stock upon exercise of options (in shares)											8,635,712
Issuance of common stock upon exercise of options	864										22	842
Other (in shares)															(70,560)
Other	(12)														(12)
Net income (loss)	(4,238)															(4,238)
Ending Balances at Dec. 31, 2012	52,210					103,023					123	6,713			(12)	(57,637)
Ending Balances (in shares) at Dec. 31, 2012						239,365,432					45,167,448				(70,560)
Exercise of warrants to purchase common stock (in shares)											957,876
Exercise of warrants to purchase common stock	150										2	148
Exercise of warrants to purchase convertible preferred stock (in Shares)							829,356
Exercise of warrants to purchase convertible preferred stock		221					221
Stock-based compensation and warrant expense	6,490											6,490
Issuance of common stock upon exercise of options (in shares)	8,931,876										8,931,876
Issuance of common stock upon exercise of options	1,715										23	1,692
Other (in shares)											(70,560)
Other											(10)	(2)			12
Net income (loss)	7,308															7,308
Ending Balances at Dec. 31, 2013	68,094					103,244					138	15,041				(50,329)
Ending Balances (in shares) at Dec. 31, 2013						240,194,788					54,986,640
Exercise of warrants to purchase common stock (in shares)											295,720
Exercise of warrants to purchase common stock	102										3	99
Exercise of warrants to purchase convertible preferred stock (in Shares)							321,737
Exercise of warrants to purchase convertible preferred stock							86						(86)
Stock-based compensation and warrant expense	27,089					6,405						20,684
Issuance of convertible preferred stock for cash (net of issuance costs) (in shares)					6,390,556					6,390,556
Issuance of convertible preferred stock for cash (net of issuance costs)					64,803					64,803
Issuance of preferred stock for the acquisition of Springstone (in shares)										2,443,930
Issuance of preferred stock for the acquisition of Springstone					2,762					2,762
Issuance of common stock upon exercise of options (in shares)	5,638,830										5,638,830
Issuance of common stock upon exercise of options	2,997										56	2,941
Reclassification of early exercise liability related to stock options	(622)											(622)
Vesting of early exercise stock options	172											172
Par value adjustment for stock split											412	(412)
Net income (loss)	(23,857)															(23,857)
Ending Balances at Sep. 30, 2014	$ 141,540					$ 177,300					$ 609	$ 37,817				$ (74,186)
Ending Balances (in shares) at Sep. 30, 2014						249,351,011					60,921,190